Document and Entity Information	Apr. 21, 2025
Details
Registrant CIK	0001822415
EntityEmergingGrowthCompany	true
EntityExTransitionPeriod	true
Document Type	8-K
Document Period End Date	Apr. 21, 2025
EntityFileNumber	001-42158
Entity Registrant Name	BLACK UNICORN FACTORY
EntityIncorporationStateCountryCode	CA
EntityTaxIdentificationNumber	85-2000692
EntityAddressAddressLine1	5777 West Century Blvd
EntityAddressAddressLine2	Suite 1125-106
EntityAddressCityOrTown	Los Angeles
EntityAddressStateOrProvince	CA
EntityAddressPostalZipCode	90045
CityAreaCode	310
LocalPhoneNumber	362-6999
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Amendment Flag	false